Borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Borrowings
Schedule of short-term borrowings and current installments of long-term debt

	Year ended December 31,
	2010	2011
	RMB	RMB	US$

Guaranteed by bank deposit	869,415	900,890	143,137
Guaranteed by related parties	1,647,241	3,197,817	508,082
Guaranteed by property, plant and equipment	853,000	475,245	75,509
Guaranteed by accounts receivable	—	12,978	2,062
Unsecured loans	1,826,160	1,911,687	303,736
Current portion of long-term debt (note b)	662,062	1,726,459	274,307
Total short-term borrowings and current portion of long-term debt	5,857,878	8,225,076	1,306,833

Schedule of non-current borrowings

	Year ended December 31,
	2010	2011
	RMB	RMB	US$
Long-term bank debt:
Secured loan from China Development Bank	357,626	283,541	45,050
Unsecured loan	1,372,527	1,300,000	206,549
Guaranteed by related parties	198,681	1,312,225	208,492
Secured by multiple assets	929,710	2,183,167	346,870
Borrowings from other parties:
Guaranteed by related parties	300,000	—	—
Guaranteed by property, plant and equipment	—	99,425	15,797
	3,158,544	5,178,358	822,758
Less: current portion	(662,062)	(1,726,459)	(274,307)
Total long-term borrowings	2,496,482	3,451,899	548,451

Schedule of future principal payments for long term borrowings

Year ending December 31,	RMB	US$
2012	1,726,459	274,307
2013	1,349,600	214,430
2014	881,184	140,006
2015	621,332	98,720
2016	342,451	54,410
Thereafter	257,332	40,885
Total	5,178,358	822,758